Subsequent Events (Details)	Mar. 23, 2022	Jan. 12, 2022
Subsequent Events [Abstract]
Subsequent event description	Company granted 30,434 options to purchase an aggregate of 30,434 ordinary shares to five officers of the Company, as follows: 13,720 options for the Company’s CEO, and 16,714 options for four officers, at an exercise price of $1.98 per share. The options will vest as follows: a quarter after one year and the rest will vest in 12 equal quarterly installments over a period of three years from March 23, 2022. The options are exercisable for 10 years from the date of grant.	On January 12, 2022, the Company granted 1,720,660 options to purchase an aggregate of 1,720,660 ordinary shares to 59 optionees of the Company, as follows: 333,992 options to the Company’s CEO, the Chairman of the Board and a member of the board, 443,674 options to five officers of the Company and 942,994 options to 51 employees of the Company, at an exercise price of $3.63 per share.